Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	8,160,625
Options, Granted	710,000
Options, Exercised	(1,009,329)
Options, Forfeited	(83,188)
Outstanding at December 31, 2022	7,778,108
Options, Exercisable at December 31, 2022	5,666,608
Weighted average exercise price, Outstanding at beginning of year	$ 113.06
Weighted average exercise price, Granted	125.54
Weighted average exercise price, Exercised	99.89
Weighted average exercise price, Forfeited	122.41
Weighted average exercise price, Outstanding at December 31, 2022	115.05
Weighted average exercise price, Exercisable at December 31, 2022	$ 114.61
Aggregate intrinsic value, Outstanding	$ 82.5	$ 37.1
Aggregate intrinsic value, Exercisable as of December 31, 2022	$ 65.4